Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	The following table shows the property and equipment consisted of the following as of December 31, 2023 and 2022:
	December 31,
	2023	2022
Cost
Furniture and fixtures	$13,341	$13,341
Software	26,219	26,219
Total cost	39,560	39,560
Accumulated depreciation	(32,866)	(21,458)
Total property and equipment, net	$6,694	$18,102